Performance Management - Arimathea Catholic Core Bond ETF	Jun. 01, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new, and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually. Updated performance information will be available at no cost by visiting the Fund’s website at www.faithinvestorservices.com.

Performance One Year or Less [Text]	The Fund is new, and therefore, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.faithinvestorservices.com